T. ROWE PRICE VALUE ETF

September 30, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.6%
COMMUNICATION SERVICES 4.7%
Diversified Telecommunication Services 0.6%
Verizon Communications	10,871	488
		488
Entertainment 0.2%
Walt Disney (1)	1,800	173
		173
Interactive Media & Services 1.8%
Alphabet, Class C	4,820	806
Meta Platforms, Class A	1,280	733
		1,539
Media 1.2%
Comcast, Class A	9,270	387
News, Class A	23,912	637
		1,024
Wireless Telecommunication Services 0.9%
T-Mobile US	3,598	742
		742
Total Communication Services		3,966
CONSUMER DISCRETIONARY 3.8%
Hotels, Restaurants & Leisure 2.0%
Las Vegas Sands	6,843	344
Marriott International, Class A	1,605	399
McDonald's	1,274	388
MGM Resorts International (1)	5,200	203
Yum! Brands	2,203	308
		1,642
Household Durables 0.4%
Lennar, Class A	1,887	354
		354
Specialty Retail 1.4%
AutoZone (1)	139	438
Home Depot	1,314	532
TJX	2,109	248
		1,218
Total Consumer Discretionary		3,214

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 9.0%
Beverages 1.1%
Coca-Cola	8,473	609
Keurig Dr Pepper	9,094	341
		950
Consumer Staples Distribution & Retail 1.9%
Walmart	19,767	1,596
		1,596
Food Products 0.9%
Conagra Brands	10,488	341
Mondelez International, Class A	4,989	368
		709
Household Products 2.2%
Colgate-Palmolive	6,875	714
Kimberly-Clark	3,946	561
Procter & Gamble	3,521	610
		1,885
Personal Care Products 1.5%
Kenvue	54,392	1,258
		1,258
Tobacco 1.4%
Philip Morris International	9,829	1,193
		1,193
Total Consumer Staples		7,591
ENERGY 8.8%
Energy Equipment & Services 0.6%
Baker Hughes	8,149	294
Halliburton	6,462	188
		482
Oil, Gas & Consumable Fuels 8.2%
Chesapeake Energy	2,843	234
Chevron	4,190	617
ConocoPhillips	10,021	1,055
Diamondback Energy	2,128	367
EOG Resources	5,656	695
EQT	10,583	388
Exxon Mobil	18,519	2,171
Suncor Energy	11,713	432
TotalEnergies, ADR	9,188	594

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Williams	8,473	387
		6,940
Total Energy		7,422
FINANCIALS 21.1%
Banks 7.5%
Bank of America	40,399	1,603
Citigroup	10,886	681
Fifth Third Bancorp	15,281	655
Huntington Bancshares	25,769	379
JPMorgan Chase	4,942	1,042
US Bancorp	10,329	472
Wells Fargo	26,572	1,501
		6,333
Capital Markets 2.8%
Ares Management	2,466	384
BlackRock	385	366
Charles Schwab	11,563	749
CME Group	899	198
Morgan Stanley	4,563	476
S&P Global	427	221
		2,394
Consumer Finance 0.6%
American Express	807	219
Capital One Financial	1,881	282
		501
Financial Services 3.4%
Apollo Global Management	3,139	392
Corpay (1)	1,128	353
Equitable Holdings	20,047	842
Fiserv (1)	7,208	1,295
		2,882
Insurance 6.8%
Allstate	1,750	332
American International Group	10,026	734
Chubb	6,559	1,892
Hartford Financial Services Group	14,076	1,655
Marsh & McLennan	2,530	564
MetLife	2,292	189
Progressive	1,606	408
		5,774
Total Financials		17,884

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
HEALTH CARE 16.6%
Biotechnology 1.1%
AbbVie	1,540	304
Regeneron Pharmaceuticals (1)	335	352
Vertex Pharmaceuticals (1)	529	246
		902
Health Care Equipment & Supplies 2.4%
Baxter International	11,170	424
Becton Dickinson	3,553	857
Zimmer Biomet Holdings	6,697	723
		2,004
Health Care Providers & Services 6.3%
Cigna	2,124	736
CVS Health	3,055	192
Elevance Health	2,954	1,536
HCA Healthcare	947	385
McKesson	1,368	676
Molina Healthcare (1)	683	235
UnitedHealth Group	2,751	1,609
		5,369
Life Sciences Tools & Services 2.1%
Agilent Technologies	1,885	280
Danaher	1,987	552
Thermo Fisher Scientific	1,531	947
		1,779
Pharmaceuticals 4.7%
AstraZeneca, ADR	5,075	395
Eli Lilly	1,141	1,011
Johnson & Johnson	9,484	1,537
Merck	5,991	680
Sanofi, ADR	2,810	162
Zoetis	980	192
		3,977
Total Health Care		14,031
INDUSTRIALS & BUSINESS SERVICES 15.5%
Aerospace & Defense 4.1%
Boeing (1)	3,120	474
GE Aerospace	5,413	1,021
Howmet Aerospace	4,048	406
L3Harris Technologies	4,833	1,150
TransDigm Group	275	392
		3,443

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Air Freight & Logistics 0.3%
United Parcel Service, Class B	1,751	239
		239
Building Products 0.6%
Carrier Global	2,871	231
Trane Technologies	674	262
		493
Commercial Services & Supplies 0.6%
Republic Services	2,628	528
		528
Electrical Equipment 2.2%
AMETEK	1,528	262
GE Vernova (1)	2,327	593
Hubbell	1,377	590
Rockwell Automation	1,645	442
		1,887
Ground Transportation 1.8%
Canadian Pacific Kansas City	1,695	145
CSX	11,905	411
Norfolk Southern	2,531	629
Union Pacific	1,429	352
		1,537
Industrial Conglomerates 2.1%
Honeywell International	2,773	573
Roper Technologies	444	247
Siemens, ADR	9,461	956
		1,776
Machinery 2.8%
Caterpillar	659	258
Cummins	2,841	920
Otis Worldwide	2,428	252
Stanley Black & Decker	8,435	929
		2,359
Passenger Airlines 0.3%
United Airlines Holdings (1)	4,585	262
		262
Professional Services 0.3%
Equifax	948	279
		279

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Trading Companies & Distributors 0.4%
Ferguson Enterprises	1,511	300
		300
Total Industrials & Business Services		13,103
INFORMATION TECHNOLOGY 7.8%
Communications Equipment 0.3%
Motorola Solutions	647	291
		291
Electronic Equipment, Instruments & Components 1.3%
CDW	942	213
Keysight Technologies (1)	1,859	296
TE Connectivity	4,029	608
		1,117
IT Services 0.7%
Accenture, Class A	1,678	593
		593
Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices (1)	1,147	188
Analog Devices	1,296	298
Applied Materials	1,593	322
Microchip Technology	2,886	232
Micron Technology	3,708	385
QUALCOMM	5,367	913
Taiwan Semiconductor Manufacturing, ADR	1,909	331
Texas Instruments	2,850	589
		3,258
Software 0.6%
Microsoft	1,270	546
		546
Technology Hardware, Storage & Peripherals 1.0%
Samsung Electronics, GDR	257	302
Western Digital (1)	7,493	512
		814
Total Information Technology		6,619
MATERIALS 3.3%
Chemicals 1.8%
CF Industries Holdings	5,152	442
Linde	1,300	620
RPM International	3,637	440
		1,502

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Construction Materials 0.2%
Vulcan Materials	751	188
		188
Containers & Packaging 0.8%
Avery Dennison	714	158
International Paper	11,108	543
		701
Metals & Mining 0.5%
BHP Group, ADR	2,780	173
Steel Dynamics	2,129	268
		441
Total Materials		2,832
REAL ESTATE 3.9%
Industrial REITs 0.8%
Prologis, REIT	2,256	285
Rexford Industrial Realty, REIT	8,073	406
		691
Residential REITs 1.2%
AvalonBay Communities, REIT	4,569	1,029
		1,029
Specialized REITs 1.9%
Equinix, REIT	154	137
Lamar Advertising, Class A, REIT	2,530	338
Public Storage, REIT	1,012	368
Weyerhaeuser, REIT	22,115	749
		1,592
Total Real Estate		3,312
UTILITIES 5.1%
Electric Utilities 2.3%
NextEra Energy	5,936	502
Southern	15,713	1,417
		1,919
Independent Power & Renewable Electricity Producer 0.7%
Vistra	5,288	627
		627
Multi-Utilities 2.1%
Ameren	6,292	550
Dominion Energy	8,109	468
DTE Energy	1,136	146

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Sempra	6,932	580
		1,744
Total Utilities		4,290
Total Common Stocks (Cost $69,867)		84,264
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, 4.94% (2)	279,377	279
Total Short-Term Investments (Cost $279)		279
Total Investments in Securities 99.9% of Net Assets (Cost $70,146)		$84,543
Other Assets Less Liabilities 0.1%		84
Net Assets 100.0%		$84,627

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE VALUE ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/23	Purchase Cost	Sales Cost	Value 9/30/24
T. Rowe Price Government Reserve Fund	$—	¤	¤	$—
	Total			$—^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $0.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE VALUE ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Value ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE VALUE ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$83,962	$302	$—	$84,264
Short-Term Investments	279	—	—	279
Total	$84,241	$302	$—	$84,543
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF1074-054Q3
09/24